Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

February 1, 2012

VIA EDGAR

Mr. John Ganley
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Financial Investors Trust (the “Registrant”)
Form N-14
File Nos. 333-178723, 811-8194

Dear Mr. Ganley:

On behalf of the Registrant, attached hereto is Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-14 (“PEA 2”) filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended.

PEA 2 amends the registration statement on Form N-14 previously filed on December 23, 2011 (the “Registration Statement”), which Registration Statement was subsequently amended via a pre-effective amendment filed on January 6, 2012 (“PEA 1”). PEA 2 is being filed primarily to respond to the Staff’s oral comments to PEA 1 received on January 23 and January 31, 2012, and to include certain other non-material changes. It is anticipated that proxy materials will be released to shareholders on or around February 6, 2012.

Set forth in the numbered paragraphs below are the Staff’s oral comments provided on January 23 and January 31, 2012 to PEA 1, accompanied by the Registrant’s responses to each comment. Capitalized terms not otherwise defined herein shall have the meanings given to them in the Registration Statement.

Mr. John Ganley

February 1, 2012

STAFF COMMENTS: COVER SHEET

1.

Staff Comment: Please acknowledge PEA 1 will become effective on February 6, 2012, absent acceleration of effectiveness, state the anticipated effective date of PEA 2 pursuant to Rule 488 under the Securities Act of 1933, and clarify whether the Registrant intends to request acceleration of effectiveness.

Registrant’s Response: Registrant acknowledges that PEA 1 will become effective on February 6, 2012. Absent acceleration, it is anticipated that PEA 2 will become effective on March 2, 2012, pursuant to Rule 488 under the Securities Act of 1933. Registrant has enclosed together with PEA 2 a request, submitted by Registrant and Registrant’s distributor, that the effectiveness of PEA 2 be accelerated to February 1, 2012, at 4:00 p.m. (Eastern time), or as soon thereafter as practicable.

STAFF COMMENTS: QUESTION & ANSWER SECTION

2.

Staff Comment: With respect to the question “Will I have to pay U.S. federal income tax as a result of the Reorganization?” in the Question & Answer section, please clarify whether any non-routine taxable distributions are anticipated to be made prior to, or in connection with, the Reorganizations.

Registrant’s Response: Comment complied with. The disclosure in the Question & Answer section has been modified accordingly.

3.

Staff Comment: In response to the questions regarding changes to the Funds’ total and net annual fund operating expenses, please enhance the presentation of information by displaying clearly the total and net annual expenses for each Predecessor and New Fund. If appropriate, merge the two questions and their associated responses.

Registrant’s Response: Comment complied with. The two questions and their associated responses have been merged, and the response now includes information in tabular form.

4.

Staff Comment: The response to the question “Will the Reorganization change total annual fund operating expenses?” suggests that annual operating expenses will not change significantly following the Reorganizations. Please clarify this response in light of the increases to the total annual operating expenses for each Fund, prior to waivers and expense reimbursements.

Mr. John Ganley

February 1, 2012

Registrant’s Response: The Predecessor Growth Fund’s total annual fund operating expenses are anticipated to increase from 1.41% to 1.43%, 2.06% to 2.08%, 1.46% to 1.48%, and 1.11% to 1.13% for Class A, Class C, Investor Class and Institutional Class shares respectively, while the Predecessor Banking Fund’s total annual fund operating expenses are anticipated to increase from 1.94% to 2.07%, 2.49% to 2.72%, 1.89% to 2.12 % and 1.54% to 1.77% for Class A, Class C, Investor Class and Institutional Class shares respectively. In both cases, the increases are attributable to expenses payable to parties other than the Adviser, some of which are fixed fees that would be expected to decrease as a percentage of total assets if the Fund’s assets were to increase. The investment advisory fee rate payable to the Adviser remains the same under both the existing advisory agreement with Forward Funds and the proposed advisory agreement with the Registrant. The relative increases in total fund operating expenses for each Fund will be subject to the respective Fund’s expense limitation agreement. These expense limitation agreements will be effective through August 31, 2013, with respect to the New Growth Fund, and through August 31, 2014, with respect to the New Banking Fund. The corresponding response in the Question and Answer section has been revised to reflect these facts.

5.

Staff Comment: With respect to the question regarding purchase procedures, exchange rights and redemption procedures, please also include discussion of any changes to procedures relating to distributions.

Registrant’s Response: Comment complied with. The question and response have been amended to also indicate that, while the Predecessor Growth Fund and Predecessor Banking Fund pay dividends and distribute capital gains annually (if any), the New Growth Fund and New Banking Fund are expected to pay dividends, if any, on a quarterly basis, and to generally distribute capital gains, if any, on an annual basis, with certain other distributions from time to time as permitted by the 1940 Act and the Internal Revenue Code of 1986.

STAFF COMMENTS: PROSPECTUS / PROXY STATEMENT

6.

Staff Comment: Please remove references to the New Funds’ prospectus and statement of additional information from page 2 of the Prospectus/Proxy Statement and elsewhere, as appropriate, if these will not be available at the time the Prospectus/Proxy Statement will be mailed to shareholders.

Registrant’s Response: Comment complied with. The abovementioned references and related language have been deleted from the Prospectus/Proxy Statement.

Mr. John Ganley

February 1, 2012

7.	Staff Comment: Please reorganize the presentation of expense examples appearing on page 9 and elsewhere such that Predecessor and New Fund shares of the same class appear next to each other.

Registrant’s Response: Comment complied with. Please see the reconfigured expense examples in PEA 2.

8.	Staff Comment: In the presentation of expense examples, please include information showing expenses with and without redemption of shares.

Registrant’s Response: Comment complied with. Registrant has added tabular information to show expenses if a shareholder does not redeem shares.

9.	Staff Comment: With respect to the expense examples, please confirm that these examples were calculated applying the fee waiver only for the term of such waiver.

Registrant’s Response: Registrant confirms that the expense examples in PEA 2 reflect application of the fee waiver only for the current terms of such arrangements.

10.

Staff Comment: In the tables comparing the Predecessor and New Funds’ procedures for purchasing, redeeming and exchanging shares, please summarize the tabular information to state that the New Funds’ procedures are substantially similar, if applicable. To the extent that there are any material differences in procedures, summarize those differences.

Registrant’s Response: Comment complied with. Please see the revised tabular information in PEA 2.

11.

Staff Comment: In the tables comparing the Predecessor and New Funds’ principal investment strategies, please summarize the tabular information to state that the New Funds’ principal investment strategies are substantially similar, or, to the extent applicable, summarize any material differences.

Registrant’s Response: Comment complied with. Please see the revised tabular information in PEA 2.

Mr. John Ganley

February 1, 2012

12.	Staff Comment: In the tables comparing the Predecessor and New Funds’ “Certain Investment Policies,” please summarize the tabular information to identify only the material changes to such policies.

Registrant’s Response: Comment complied with. Please see the revised tabular information in PEA 2.

13.

Staff Comment: In the sections entitled “Performance Information,” please amend the introductory disclosure to clarify that the information presented shows how the Predecessor Funds’ investment performance compares against benchmark indices on a year-to-year basis, rather than “for one year.”

Registrant’s Response: Comment complied with. The relevant disclosure in PEA 2 has been amended to clarify that the data provided compares each Fund’s investment performance with the performance of a broad measure of market performance at one year, five years, ten years (if applicable) and since inception.

14.

Staff Comment: With respect to the graphical and historical data presented under the heading “Performance Information,” please reorder the presentation for both Predecessor Funds to be consistent with Form N-1A, Item 4.

Registrant’s Response: Comment complied with. Please refer to the revised presentation of performance information in PEA 2.

15.	Staff Comment: If available, please include performance information for both Predecessor Funds for the year ended December 31, 2011.

Registrant’s Response: Comment complied with. Registrant has updated the performance information to reflect unaudited performance data for the year ended December 31, 2011.

16.	Staff Comment: In the “Average Annual Total Returns” tables for each Fund, please include “since inception” benchmark data with respect to each share class listed.

Registrant’s Response: Comment complied with. Please see the revised “Average Annual Total Returns” tables in PEA 2.

Mr. John Ganley

February 1, 2012

17.

Staff Comment: With respect to the footnotes to the Predecessor Growth Fund’s “Average Annual Total Returns,” please confirm that the disclosure regarding the Russell 2000 Growth Index is accurate, and that the use of this particular benchmark is appropriate for the Growth Fund. In particular, please clarify what is meant by “Russell 2000 Index companies with higher price-to-value ratios.”

Registrant’s Response: Registrant confirms that, based upon information provided by the Adviser, the Russell 2000 Growth Index is an appropriate benchmark for the Predecessor Growth Fund and New Growth Fund. Registrant has also revised the disclosure regarding the benchmark index to eliminate the reference to “higher price-to-value ratios.” As amended, the description reads: “The Russell 2000 Growth Index measure the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.”

18.

Staff Comment: With respect to the discussion of Section 15(f) of the 1940 Act on page 39 of the Prospectus/Proxy Statement, please clarify why the increases in “Other Expenses” for both Funds will not constitute an “unfair burden.” In your response, please take into account the fact that the terms of the fee waiver arrangements for both Funds permit the adviser to recover, under certain circumstances, expenses it has borne.

Registrant’s Response: As noted in the response to Staff Comment #4, increases in the total fund operating expenses for both Funds are attributable to expenses payable to parties other than the Adviser. Certain of these expenses are fixed expenses that would be expected to decrease as a percentage of total assets if the Fund’s assets were to increase. The investment advisory fee rate payable to the Adviser remains the same under both the existing advisory agreement with Forward Funds and the proposed advisory agreement with the Registrant. Registrant notes that, according to Section 15(f)(2)(B) of the 1940 Act, an “unfair burden” does not include direct or indirect compensation to the investment adviser for “bona fide advisory or other services.”

The relative increases in total fund operating expenses for each Fund will be subject to the respective Fund’s expense limitation agreement. These expense limitation agreements will be effective through August 31, 2013, with respect to the New Growth Fund, and through August 31, 2014, with respect to the New Banking Fund. In contrast, the Predecessor Growth Fund’s current expense limitation agreement is effective through April 30, 2012, and the Predecessor Banking Fund is not subject to an expense limitation agreement.

Although the terms of the expense limitation agreements with the New Growth Fund and New Banking Fund allow the Adviser to recoup expenses under certain circumstances, such amounts would only be potentially recoverable subsequent to the term of the expense limitation agreements, and furthermore would not, when added to the advisory fees actually paid during the applicable recoupment period, exceed the contractually specified advisory fee rates for such period.

Mr. John Ganley

February 1, 2012

19.	Staff Comment: In the section titled “Certain U.S. Federal Income Tax Consequences,” please discuss the potential loss of capital loss carryovers.

Registrant’s Response: Comment complied with. Please see the revised disclosure in PEA 2.

20.

Staff Comment: In the capitalization tables on page 43 of the Prospectus/Proxy Statement, please present the share classes in the same order for each Fund. In addition, the “Net Assets,” “Net Asset Value Per Share,” and “Shares Outstanding” for each of the Emerald Growth Fund and the Emerald Banking and Finance Fund should be zero, prior to giving effect to the Reorganizations.

Registrant’s Response: Comment complied with. The capitalization tables have been revised in accordance with the Staff’s comment.

STAFF COMMENTS: APPENDIX B – INFORMATION ABOUT THE NEW FUNDS

21.

Staff Comment: In Appendix B – Information about The New Funds, under the heading “What are each Fund’s Principal Investment Strategies?” on page B-15, please clarify what is included in the term “companies principally engaged in the banking or financial services industries.”

Registrant’s Response: Registrant notes that the existing disclosure on pages B-4 to B-5 and B-15 to B-16 states that “[a] company is defined as “principally engaged” in the banking or financial services industries if: (a) a majority of the revenues or earnings were derived from the creation, purchase or sale of banking or financial services products; or (b) a majority of the assets were devoted to such activities, based on the company’s most recent fiscal year.”

For further clarity, Registrant has amended the existing disclosure to state that “Companies in the banking industry are defined to include U.S. commercial and industrial banking and savings institutions and their parent holding companies. Companies in the financial services industry are defined to include commercial and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, real estate investment trusts, insurance and insurance holding companies, and leasing companies.”

Mr. John Ganley

February 1, 2012

22.

Staff Comment: In the section titled “More on Each Fund’s Investments and Related Risks,” please reorder the securities in order of relevance to the Fund(s). Please confirm the extent to which each category identified here is a “principal security” in which the respective Fund will invest.

Registrant’s Response: Comment complied with. Registrant has reordered the securities in this section in order of relevance to the Funds. Certain other securities have been removed or relocated to the section titled “What Are the Non-Principal Strategies of Each Fund?”. Please refer to the revised disclosure in Appendix B.

23.

Staff Comment: In the section titled “What Are the Non-Principal Strategies of Each Fund?”, revise the disclosure to minimize redundancies, if any, between this section and the section titled “What are the Principal Securities in which Each Fund Invests?”

Registrant’s Response: Comment complied with. Please refer to the revised disclosure in Appendix B.

24.	Staff Comment: Please confirm that the dates provided for the Power of Attorney in the exhibit list is correct.

Registrant’s Response: Comment complied with. Registrant confirms that the date of the Power of Attorney as now reflected in PEA 2 is correct.

* * *

The Registrant hereby acknowledges that:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

* * *

Mr. John Ganley

February 1, 2012

If you have any questions or further comments, please contact Mr. Peter H. Schwartz, Esq., counsel to the Registrant, at (303) 892-7381.

Very truly yours,

/s/ JoEllen L. Legg
JoEllen L. Legg
Secretary of Financial Investors Trust

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP